Class A Ordinary Shares Subject to Possible Redemption (Details) - Schedule of Class A Ordinary Shares Subject to Possible Redemption Reflected on Balance Sheet - Class A Ordinary Shares [Member] - USD ($)
	12 Months Ended
	Dec. 31, 2022	Sep. 30, 2023
Schedule of class A ordinary shares subject to possible redemption reflected on the balance sheet [Abstract]
Gross proceeds from Initial Public Offering, including sale of the Over-Allotment Units	$ 323,692,510
Less:
Fair value of Public Warrants at issuance	(15,217,550)
Offering costs allocated to Class A ordinary shares subject to possible redemption	(17,636,964)
Plus:
Initial accretion on Class A ordinary shares subject to possible redemption amount	32,854,514
Remeasurement on Class A ordinary shares subject to possible redemption amount	4,433,922
Class A ordinary shares subject to possible redemption	$ 328,126,432	$ 19,567,322
Less:
Redemption of Class A ordinary shares		(306,691,945)
Redemption payable		(5,587,383)
Plus:
Accretion on Class A ordinary shares subject to possible redemption amount		$ 3,720,218